UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08340

Investment Company Act File Number

Greater India Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Greater India Portfolio

September 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.0%

Security	Shares	Value
India — 97.0%
Automobiles — 8.8%
Bajaj Auto, Ltd.	149,153	$5,653,023
Hero MotoCorp, Ltd.	126,110	5,775,595
Mahindra & Mahindra, Ltd.	284,525	6,241,166
Tata Motors, Ltd.	291,000	2,366,150
Tata Motors, Ltd., Class A	765,110	4,253,051

		$24,288,985

Banks — 19.7%
Federal Bank, Ltd.	2,617,825	$5,310,228
HDFC Bank, Ltd.	1,165,607	16,374,132
ICICI Bank, Ltd.	684,444	15,854,735
Kotak Mahindra Bank, Ltd.	336,580	5,484,097
State Bank of India	114,500	4,514,468
Yes Bank, Ltd.	748,100	6,711,138

		$54,248,798

Beverages — 1.0%
United Spirits, Ltd.	71,780	$2,788,003

		$2,788,003

Construction & Engineering — 3.7%
Larsen & Toubro, Ltd.	433,213	$10,174,016

		$10,174,016

Construction Materials — 2.0%
Shree Cement, Ltd.	39,526	$5,370,075

		$5,370,075

Consumer Finance — 2.1%
Shriram Transport Finance Co., Ltd.	386,483	$5,845,593

		$5,845,593

Food Products — 2.0%
Nestle India, Ltd.	56,730	$5,475,603

		$5,475,603

Hotels, Restaurants & Leisure — 1.8%
Jubilant FoodWorks, Ltd.(1)	245,580	$4,845,849

		$4,845,849

IT Services — 15.3%
HCL Technologies, Ltd.	419,144	$11,636,328
Infosys, Ltd.	188,643	11,472,503
Mphasis, Ltd.	670,681	4,658,030
Tata Consultancy Services, Ltd.	326,984	14,473,984

		$42,240,845

Media — 2.1%
Zee Entertainment Enterprises, Ltd.	1,113,370	$5,648,575

		$5,648,575

Oil, Gas & Consumable Fuels — 3.2%
Bharat Petroleum Corp., Ltd.	518,500	$5,505,473
Oil & Natural Gas Corp., Ltd.	521,760	3,437,209

		$8,942,682

Security	Shares	Value
Personal Products — 3.3%
Colgate-Palmolive (India), Ltd.	204,130	$5,763,430
Emami, Ltd.	299,701	3,353,919

		$9,117,349

Pharmaceuticals — 9.0%
Cadila Healthcare, Ltd.	217,540	$4,616,659
Dr. Reddy’s Laboratories, Ltd.	103,650	5,420,999
Lupin, Ltd.	397,814	8,962,613
Sun Pharmaceutical Industries, Ltd.	414,730	5,731,422

		$24,731,693

Real Estate Management & Development — 1.1%
Sobha Developers, Ltd.	472,474	$3,090,684

		$3,090,684

Road & Rail — 2.0%
Container Corp. of India, Ltd.	248,818	$5,444,735

		$5,444,735

Textiles, Apparel & Luxury Goods — 5.8%
Bata India, Ltd.	334,674	$7,187,269
Titan Co., Ltd.	1,345,223	8,880,614

		$16,067,883

Thrifts & Mortgage Finance — 8.2%
Housing Development Finance Corp., Ltd.	968,240	$16,475,014
LIC Housing Finance, Ltd.	1,155,140	6,052,330

		$22,527,344

Tobacco — 5.9%
ITC, Ltd.	2,718,479	$16,296,519

		$16,296,519

Total India (identified cost $171,896,818)		$267,145,231

Total Common Stocks (identified cost $171,896,818)		$267,145,231

Short-Term Investments — 0.8%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 10/1/14	$2,206	$2,205,964

Total Short-Term Investments (identified cost $2,205,964)		$2,205,964

Total Investments — 97.8% (identified cost $174,102,782)		$269,351,195

Other Assets, Less Liabilities — 2.2%		$6,061,560

Net Assets — 100.0%		$275,412,755

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

The Portfolio did not have any open financial instruments at September 30, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$174,558,158

Gross unrealized appreciation	$97,808,008
Gross unrealized depreciation	(3,014,971)

Net unrealized appreciation	$94,793,037

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks	$—	$267,145,231	(1)(2)	$—	$267,145,231
Short-Term Investments	—	2,205,964		—	2,205,964
Total Investments	$—	$269,351,195		$—	$269,351,195

(1)	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

(2)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2013 whose fair value was determined using Level 3 inputs. At September 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Greater India Portfolio

By:	/s/ Christopher Darling
Christopher Darling
President

Date:	November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Darling
Christopher Darling
President

Date:	November 24, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 24, 2014